Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Future minimum commitments under non-cancelable agreements

As of December 31, 2017, future minimum commitments under non-cancelable agreements were as follows (in thousands):

	Rental	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Property and Equipment, and Intangible Assets	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
2018	37,224	8,132	9,016	29,900	970	5,469	90,711
2019	32,654	2,191	6,812	11,420	752	1,850	55,679
2020	30,917	2,191	1,301	509	—	125	35,043
2021	31,992	2,191	—	319	—	—	34,502
2022 and thereafter	17,178	1,187	—	2,844	—	—	21,209

Total	149,965	15,892	17,129	44,992	1,722	7,444	237,144